Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Derivative [Line Items]
Gross fair value of derivative assets	¥ 21,190	¥ 14,929
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	17,711	13,332
Impact of master netting agreements	(15,479)	(11,602)
Impact of collateral	(1,707)	(1,507)
Net exposure to credit risk	¥ 525	¥ 223